Combined statements of profit or loss and other comprehensive income - MXN ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Combined statements of profit or loss and other comprehensive income [Abstract]
Revenue	$ 286,651,914	$ 6,431,022	$ 1,529,063
Direct and selling, general and administrative expenses:
Employee Benefits	158,777,211	53,944,188	18,978,039
Food & Beverage and service cost	50,548,808	1,167,596	0
Sales commissions	12,047,140	0	0
Management fees operators	6,031,578	0	0
Depreciation and amortization	135,498,890	1,808,833	0
Development contributions to the local area	0	25,862,069	0
Property tax	10,062,451	15,605,504	6,578,460
Fees	81,161,295	67,534,391	42,344,526
Administrative fees	16,148,254	1,784,617	0
Maintenance and conservation	9,676,728	10,218,739	0
Utility expenses	11,806,600	2,386,067	0
Advertising	7,326,696	9,806,261	2,657,102
Donations	7,676,660	1,000,000	0
Insurance	14,820,097	3,891,189	2,599,879
Software	6,744,506	2,226,283	0
Cleaning and laundry	9,197,151	1,622,716	0
Bank commissions	8,317,475	6,700,414	0
Other costs	62,238,994	45,073,847	20,353,208
Total direct and selling, general and administrative expenses	608,080,534	250,632,714	93,511,214
(Loss) gain on revaluation of investment property	(86,598,436)	298,089,926	60,907,125
Interest income	8,845,532	555,638	851,178
Interest expense	(303,746,643)	(86,485,683)	(50,527,066)
Exchange rate income, net	768,699,652	276,747,870	306,286
Valuation of financial derivative instruments	(75,868,263)	200,739,870	75,846,728
Other income	25,560,552	33,514,903	33,656,776
Other expenses	(9,801,077)	(3,874,125)	(28,708,322)
Profit before income taxes	5,662,697	475,086,707	350,554
Income taxes	52,130,224	(230,709,407)	(105,858,981)
Net profit (loss) for the period	57,792,921	244,377,300	(105,508,427)
Items that will not be reclassified subsequently to profit or loss:
Revaluation of Property, construction in process and equipment net of deferred income tax	(622,987,642)	4,206,327,542	167,293,063
Remeasurement of net defined benefit liability net of deferred income tax	87,219	(1,788,136)	659,303
Other comprehensive (loss) income for the period	(622,900,423)	4,204,539,406	167,952,366
Total comprehensive (loss) income	$ (565,107,502)	$ 4,448,916,705	$ 62,443,939